Customer and Supplier Concentrations	12 Months Ended
Dec. 31, 2023
Customer and Supplier Concentrations [Abstract]
CUSTOMER AND SUPPLIER CONCENTRATIONS

NOTE 19 – CUSTOMER AND SUPPLIER CONCENTRATIONS

Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases.

The Company sold a substantial portion of products to one customer (11.99% of total revenues) during the fiscal year ended December 31, 2023, and as of the year-end date, amount due from this customer included in accounts receivable was $28,301, representing 0.45% of total accounts receivable. Beside the significant customer, there were other significant concentrations of accounts receivable, which included four customers who accounted for 25.19%, 20.59%, 11.73% and 10.28%, respectively, of the total accounts receivable for the fiscal year ended December 31, 2023.

The Company sold a substantial portion of products to two customers (14.67% and 10.82% of total revenues) during fiscal year ended December 31, 2022. As of December 31, 2022, amount due from these customers included in accounts receivable were $2,178,000 and $636,639, representing 21.86% and 6.39%, respectively, of total accounts receivable. Beside the significant customer, there were other significant concentrations of accounts receivable, which included four customers who accounted for 18.08%, 15.85%, 11.58% and 10.24%, respectively, of the total accounts receivable for the fiscal year ended December 31, 2022.

The Company sold a substantial portion of products to two customers (16% and 11% of total revenues) during fiscal year 2021. As of December 31, 2021, amount due from these customers included in accounts receivable was $46,633, representing 2.65% of total accounts receivable. There was another significant concentration of accounts receivable from one customer for the year ended December 31, 2021, which represented 49.60% of total accounts receivable.

The loss of one significant customer or the failure to attract new customers could have a material adverse effect on our business, consolidated results of operations and financial condition.

For the years ended December 31, 2023, 2022 and 2021, there was no significant concentration in suppliers for the Company’s raw material purchase.

The Company has numerous suppliers that could be substituted should any of the current suppliers become unavailable or non-competitive.